Intangible Assets - Details Information About Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,116	$ 671	$ 718
Additions	1,173	1,260
Reclassification	(640)
Depreciation & impairment expense	(1,227)	(758)	(69)
Translation adjustments	113	(58)	22
Ending balance	535	1,116	671
Gross value at end of period	3,773	4,024	2,978
Accumulated depreciation and impairment at end of period	(3,238)	(2,908)	(2,306)
Software and Patents [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	528	46	114
Additions	1,173	1,260
Reclassification	0
Depreciation & impairment expense	(1,227)	(758)	(69)
Translation adjustments	61	(20)	1
Ending balance	535	528	46
Gross value at end of period	3,773	3,435	2,352
Accumulated depreciation and impairment at end of period	(3,238)	(2,908)	(2,306)
Assets Under Construction [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	588	626	604
Additions	0	0
Reclassification	(640)
Depreciation & impairment expense	0	0	0
Translation adjustments	51	(37)	22
Ending balance	0	588	626
Gross value at end of period	0	588	626
Accumulated depreciation and impairment at end of period	$ 0	$ 0	$ 0